Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Blend Income Fund
JPMorgan SmartRetirement® Blend 2020 Fund
JPMorgan SmartRetirement® Blend 2025 Fund
JPMorgan SmartRetirement® Blend 2030 Fund
JPMorgan SmartRetirement® Blend 2035 Fund
JPMorgan SmartRetirement® Blend 2040 Fund
JPMorgan SmartRetirement® Blend 2045 Fund
JPMorgan SmartRetirement® Blend 2050 Fund
JPMorgan SmartRetirement® Blend 2055 Fund
JPMorgan SmartRetirement® Blend 2060 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 4, 2024 to the current
Summary Prospectuses and Prospectuses dated November 1, 2023
As part of the annual review process, effective January 31, 2024, the glide path in the “What are the Fund’s main investment strategies?” and the “More About the Funds — Principal Investment Strategies” sections of each Fund’s summary prospectuses and prospectuses (other than the JPMorgan SmartRetirement Blend Income Fund) will be revised and replaced with the following:
Effective January 31, 2024, the Target Allocations table in the “What are the Fund’s main investment strategies?” section of each Fund’s summary prospectuses and prospectuses will be revised and replaced with the following:
JPMorgan SmartRetirement Blend Income Fund and JPMorgan SmartRetirement Blend 2020 Fund

Target Allocations[1]
Fixed income	55.00%
U.S. fixed income	41.60%
Inflation managed	5.00%
High yield fixed income	6.60%
Emerging markets debt	1.80%
Equity	40.00%
U.S. large cap equity	21.15%
U.S. mid cap equity	2.80%
U.S. small cap equity	1.55%
REITs	0.80%
International equity	10.00%
Emerging markets equity	3.70%
Money market/Cash and cash equivalents	5.00%
Money market/Cash and cash equivalents	5.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations.

JPMorgan SmartRetirement Blend 2025 Fund

Target Allocations[1]
Fixed income	51.80%
U.S. fixed income	40.14%
Inflation managed	4.00%
High yield fixed income	6.02%
Emerging markets debt	1.64%
Equity	45.20%
U.S. large cap equity	23.91%
U.S. mid cap equity	3.16%
U.S. small cap equity	1.75%
REITs	0.90%
International equity	11.30%
Emerging markets equity	4.18%
Money market/Cash and cash equivalents	3.00%
Money market/Cash and cash equivalents	3.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations.

JPMorgan SmartRetirement Blend 2030 Fund

Target Allocations[1]
Equity	58.20%
U.S. large cap equity	30.81%
U.S. mid cap equity	4.06%
U.S. small cap equity	2.23%
REITs	1.15%
International equity	14.57%
Emerging markets equity	5.38%
Fixed income	41.80%
U.S. fixed income	34.47%
Inflation managed	1.50%
High yield fixed income	4.59%
Emerging markets debt	1.24%
Money market/Cash and cash equivalents	0.00%
Money market/Cash and cash equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations.

JPMorgan SmartRetirement Blend 2035 Fund

Target Allocations[1]
Equity	70.40%
U.S. large cap equity	37.23%
U.S. mid cap equity	4.92%
U.S. small cap equity	2.68%
REITs	1.40%
International equity	17.65%
Emerging markets equity	6.52%
Fixed income	29.60%
U.S. fixed income	25.45%
Inflation managed	0.00%
High yield fixed income	3.27%
Emerging markets debt	0.88%
Money market/Cash and cash equivalents	0.00%
Money market/Cash and cash equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations.

JPMorgan SmartRetirement Blend 2040 Fund

Target Allocations[1]
Equity	80.20%
U.S. large cap equity	42.37%
U.S. mid cap equity	5.62%
U.S. small cap equity	3.07%
REITs	1.61%
International equity	20.10%
Emerging markets equity	7.43%
Fixed income	19.80%
U.S. fixed income	17.01%
Inflation managed	0.00%
High yield fixed income	2.19%
Emerging markets debt	0.60%
Money market/Cash and cash equivalents	0.00%
Money market/Cash and cash equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations.

JPMorgan SmartRetirement Blend 2045 Fund

Target Allocations[1]
Equity	87.80%
U.S. large cap equity	46.43%
U.S. mid cap equity	6.15%
U.S. small cap equity	3.35%
REITs	1.76%
International equity	22.00%
Emerging markets equity	8.11%
Fixed income	12.20%
U.S. fixed income	10.48%
Inflation managed	0.00%
High yield fixed income	1.35%
Emerging markets debt	0.37%
Money market/Cash and cash equivalents	0.00%
Money market/Cash and cash equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations.

JPMorgan SmartRetirement Blend 2050 Fund, JPMorgan SmartRetirement Blend 2055 Fund, JPMorgan SmartRetirement Blend 2060 Fund and JPMorgan SmartRetirement Blend 2065 Fund

Target Allocations[1]
Equity	92.00%
U.S. large cap equity	48.65%
U.S. mid cap equity	6.45%
U.S. small cap equity	3.50%
REITs	1.85%
International equity	23.05%
Emerging markets equity	8.50%
Fixed income	8.00%
U.S. fixed income	6.85%
Inflation managed	0.00%
High yield fixed income	0.90%
Emerging markets debt	0.25%
Money market/Cash and cash equivalents	0.00%
Money market/Cash and cash equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations.

JPMorgan SmartRetirement* Blend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Blend Income Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 4, 2024 to the current
Summary Prospectuses and Prospectuses dated November 1, 2023
Effective January 31, 2024, the Target Allocations table in the “What are the Fund’s main investment strategies?” section of each Fund’s summary prospectuses and prospectuses will be revised and replaced with the following:
JPMorgan SmartRetirement Blend Income Fund and JPMorgan SmartRetirement Blend 2020 Fund

Target Allocations[1]
Fixed income	55.00%
U.S. fixed income	41.60%
Inflation managed	5.00%
High yield fixed income	6.60%
Emerging markets debt	1.80%
Equity	40.00%
U.S. large cap equity	21.15%
U.S. mid cap equity	2.80%
U.S. small cap equity	1.55%
REITs	0.80%
International equity	10.00%
Emerging markets equity	3.70%
Money market/Cash and cash equivalents	5.00%
Money market/Cash and cash equivalents	5.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations.

JPMorgan SmartRetirement* Blend 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Blend 2020 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 4, 2024 to the current
Summary Prospectuses and Prospectuses dated November 1, 2023
As part of the annual review process, effective January 31, 2024, the glide path in the “What are the Fund’s main investment strategies?” and the “More About the Funds — Principal Investment Strategies” sections of each Fund’s summary prospectuses and prospectuses (other than the JPMorgan SmartRetirement Blend Income Fund) will be revised and replaced with the following:
Effective January 31, 2024, the Target Allocations table in the “What are the Fund’s main investment strategies?” section of each Fund’s summary prospectuses and prospectuses will be revised and replaced with the following:
JPMorgan SmartRetirement Blend Income Fund and JPMorgan SmartRetirement Blend 2020 Fund

Target Allocations[1]
Fixed income	55.00%
U.S. fixed income	41.60%
Inflation managed	5.00%
High yield fixed income	6.60%
Emerging markets debt	1.80%
Equity	40.00%
U.S. large cap equity	21.15%
U.S. mid cap equity	2.80%
U.S. small cap equity	1.55%
REITs	0.80%
International equity	10.00%
Emerging markets equity	3.70%
Money market/Cash and cash equivalents	5.00%
Money market/Cash and cash equivalents	5.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations.

JPMorgan SmartRetirement* Blend 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Blend 2025 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 4, 2024 to the current
Summary Prospectuses and Prospectuses dated November 1, 2023
As part of the annual review process, effective January 31, 2024, the glide path in the “What are the Fund’s main investment strategies?” and the “More About the Funds — Principal Investment Strategies” sections of each Fund’s summary prospectuses and prospectuses (other than the JPMorgan SmartRetirement Blend Income Fund) will be revised and replaced with the following:
Effective January 31, 2024, the Target Allocations table in the “What are the Fund’s main investment strategies?” section of each Fund’s summary prospectuses and prospectuses will be revised and replaced with the following:
JPMorgan SmartRetirement Blend 2025 Fund

Target Allocations[1]
Fixed income	51.80%
U.S. fixed income	40.14%
Inflation managed	4.00%
High yield fixed income	6.02%
Emerging markets debt	1.64%
Equity	45.20%
U.S. large cap equity	23.91%
U.S. mid cap equity	3.16%
U.S. small cap equity	1.75%
REITs	0.90%
International equity	11.30%
Emerging markets equity	4.18%
Money market/Cash and cash equivalents	3.00%
Money market/Cash and cash equivalents	3.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations.

JPMorgan SmartRetirement* Blend 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Blend 2030 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 4, 2024 to the current
Summary Prospectuses and Prospectuses dated November 1, 2023
As part of the annual review process, effective January 31, 2024, the glide path in the “What are the Fund’s main investment strategies?” and the “More About the Funds — Principal Investment Strategies” sections of each Fund’s summary prospectuses and prospectuses (other than the JPMorgan SmartRetirement Blend Income Fund) will be revised and replaced with the following:
Effective January 31, 2024, the Target Allocations table in the “What are the Fund’s main investment strategies?” section of each Fund’s summary prospectuses and prospectuses will be revised and replaced with the following:
JPMorgan SmartRetirement Blend 2030 Fund

Target Allocations[1]
Equity	58.20%
U.S. large cap equity	30.81%
U.S. mid cap equity	4.06%
U.S. small cap equity	2.23%
REITs	1.15%
International equity	14.57%
Emerging markets equity	5.38%
Fixed income	41.80%
U.S. fixed income	34.47%
Inflation managed	1.50%
High yield fixed income	4.59%
Emerging markets debt	1.24%
Money market/Cash and cash equivalents	0.00%
Money market/Cash and cash equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations.

JPMorgan SmartRetirement* Blend 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Blend 2035 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 4, 2024 to the current
Summary Prospectuses and Prospectuses dated November 1, 2023
As part of the annual review process, effective January 31, 2024, the glide path in the “What are the Fund’s main investment strategies?” and the “More About the Funds — Principal Investment Strategies” sections of each Fund’s summary prospectuses and prospectuses (other than the JPMorgan SmartRetirement Blend Income Fund) will be revised and replaced with the following:
Effective January 31, 2024, the Target Allocations table in the “What are the Fund’s main investment strategies?” section of each Fund’s summary prospectuses and prospectuses will be revised and replaced with the following:
JPMorgan SmartRetirement Blend 2035 Fund

Target Allocations[1]
Equity	70.40%
U.S. large cap equity	37.23%
U.S. mid cap equity	4.92%
U.S. small cap equity	2.68%
REITs	1.40%
International equity	17.65%
Emerging markets equity	6.52%
Fixed income	29.60%
U.S. fixed income	25.45%
Inflation managed	0.00%
High yield fixed income	3.27%
Emerging markets debt	0.88%
Money market/Cash and cash equivalents	0.00%
Money market/Cash and cash equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations.

JPMorgan SmartRetirement* Blend 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Blend 2040 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 4, 2024 to the current
Summary Prospectuses and Prospectuses dated November 1, 2023
As part of the annual review process, effective January 31, 2024, the glide path in the “What are the Fund’s main investment strategies?” and the “More About the Funds — Principal Investment Strategies” sections of each Fund’s summary prospectuses and prospectuses (other than the JPMorgan SmartRetirement Blend Income Fund) will be revised and replaced with the following:
Effective January 31, 2024, the Target Allocations table in the “What are the Fund’s main investment strategies?” section of each Fund’s summary prospectuses and prospectuses will be revised and replaced with the following:
JPMorgan SmartRetirement Blend 2040 Fund

Target Allocations[1]
Equity	80.20%
U.S. large cap equity	42.37%
U.S. mid cap equity	5.62%
U.S. small cap equity	3.07%
REITs	1.61%
International equity	20.10%
Emerging markets equity	7.43%
Fixed income	19.80%
U.S. fixed income	17.01%
Inflation managed	0.00%
High yield fixed income	2.19%
Emerging markets debt	0.60%
Money market/Cash and cash equivalents	0.00%
Money market/Cash and cash equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations.

JPMorgan SmartRetirement* Blend 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Blend 2045 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 4, 2024 to the current
Summary Prospectuses and Prospectuses dated November 1, 2023
As part of the annual review process, effective January 31, 2024, the glide path in the “What are the Fund’s main investment strategies?” and the “More About the Funds — Principal Investment Strategies” sections of each Fund’s summary prospectuses and prospectuses (other than the JPMorgan SmartRetirement Blend Income Fund) will be revised and replaced with the following:
Effective January 31, 2024, the Target Allocations table in the “What are the Fund’s main investment strategies?” section of each Fund’s summary prospectuses and prospectuses will be revised and replaced with the following:
JPMorgan SmartRetirement Blend 2045 Fund

Target Allocations[1]
Equity	87.80%
U.S. large cap equity	46.43%
U.S. mid cap equity	6.15%
U.S. small cap equity	3.35%
REITs	1.76%
International equity	22.00%
Emerging markets equity	8.11%
Fixed income	12.20%
U.S. fixed income	10.48%
Inflation managed	0.00%
High yield fixed income	1.35%
Emerging markets debt	0.37%
Money market/Cash and cash equivalents	0.00%
Money market/Cash and cash equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations.

JPMorgan SmartRetirement* Blend 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Blend 2050 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 4, 2024 to the current
Summary Prospectuses and Prospectuses dated November 1, 2023
As part of the annual review process, effective January 31, 2024, the glide path in the “What are the Fund’s main investment strategies?” and the “More About the Funds — Principal Investment Strategies” sections of each Fund’s summary prospectuses and prospectuses (other than the JPMorgan SmartRetirement Blend Income Fund) will be revised and replaced with the following:
Effective January 31, 2024, the Target Allocations table in the “What are the Fund’s main investment strategies?” section of each Fund’s summary prospectuses and prospectuses will be revised and replaced with the following:
JPMorgan SmartRetirement Blend 2050 Fund, JPMorgan SmartRetirement Blend 2055 Fund, JPMorgan SmartRetirement Blend 2060 Fund and JPMorgan SmartRetirement Blend 2065 Fund

Target Allocations[1]
Equity	92.00%
U.S. large cap equity	48.65%
U.S. mid cap equity	6.45%
U.S. small cap equity	3.50%
REITs	1.85%
International equity	23.05%
Emerging markets equity	8.50%
Fixed income	8.00%
U.S. fixed income	6.85%
Inflation managed	0.00%
High yield fixed income	0.90%
Emerging markets debt	0.25%
Money market/Cash and cash equivalents	0.00%
Money market/Cash and cash equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations.

JPMorgan SmartRetirement* Blend 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Blend 2055 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 4, 2024 to the current
Summary Prospectuses and Prospectuses dated November 1, 2023
As part of the annual review process, effective January 31, 2024, the glide path in the “What are the Fund’s main investment strategies?” and the “More About the Funds — Principal Investment Strategies” sections of each Fund’s summary prospectuses and prospectuses (other than the JPMorgan SmartRetirement Blend Income Fund) will be revised and replaced with the following:
Effective January 31, 2024, the Target Allocations table in the “What are the Fund’s main investment strategies?” section of each Fund’s summary prospectuses and prospectuses will be revised and replaced with the following:
JPMorgan SmartRetirement Blend 2050 Fund, JPMorgan SmartRetirement Blend 2055 Fund, JPMorgan SmartRetirement Blend 2060 Fund and JPMorgan SmartRetirement Blend 2065 Fund

Target Allocations[1]
Equity	92.00%
U.S. large cap equity	48.65%
U.S. mid cap equity	6.45%
U.S. small cap equity	3.50%
REITs	1.85%
International equity	23.05%
Emerging markets equity	8.50%
Fixed income	8.00%
U.S. fixed income	6.85%
Inflation managed	0.00%
High yield fixed income	0.90%
Emerging markets debt	0.25%
Money market/Cash and cash equivalents	0.00%
Money market/Cash and cash equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations.

JPMorgan SmartRetirement Blend 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Blend 2060 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 4, 2024 to the current
Summary Prospectuses and Prospectuses dated November 1, 2023
As part of the annual review process, effective January 31, 2024, the glide path in the “What are the Fund’s main investment strategies?” and the “More About the Funds — Principal Investment Strategies” sections of each Fund’s summary prospectuses and prospectuses (other than the JPMorgan SmartRetirement Blend Income Fund) will be revised and replaced with the following:
Effective January 31, 2024, the Target Allocations table in the “What are the Fund’s main investment strategies?” section of each Fund’s summary prospectuses and prospectuses will be revised and replaced with the following:
JPMorgan SmartRetirement Blend 2050 Fund, JPMorgan SmartRetirement Blend 2055 Fund, JPMorgan SmartRetirement Blend 2060 Fund and JPMorgan SmartRetirement Blend 2065 Fund

Target Allocations[1]
Equity	92.00%
U.S. large cap equity	48.65%
U.S. mid cap equity	6.45%
U.S. small cap equity	3.50%
REITs	1.85%
International equity	23.05%
Emerging markets equity	8.50%
Fixed income	8.00%
U.S. fixed income	6.85%
Inflation managed	0.00%
High yield fixed income	0.90%
Emerging markets debt	0.25%
Money market/Cash and cash equivalents	0.00%
Money market/Cash and cash equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations.